Schedule of Investments (unaudited)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
Ambev SA	103,258	$293,290
Atacadao SA	12,900	24,080
B3 SA - Brasil, Bolsa, Balcao	128,226	336,659
Banco Bradesco SA	30,143	78,844
Banco BTG Pactual SA	27,135	140,668
Banco do Brasil SA	18,791	165,268
Banco Santander Brasil SA	5,934	33,452
BB Seguridade Participacoes SA	15,996	97,522
CCR SA	22,704	60,728
Centrais Eletricas Brasileiras SA	28,423	197,767
Cia. de Saneamento Basico do Estado de Sao Paulo	7,525	77,945
Cia. Siderurgica Nacional SA	14,577	34,910
Cosan SA	29,025	85,817
CPFL Energia SA	5,289	31,567
Energisa SA	3,914	33,976
Eneva SA(a)	19,608	44,254
Engie Brasil Energia SA	5,783	47,910
Equatorial Energia SA	23,435	130,033
Equatorial Energia SA	350	1,942
Hapvida Participacoes e Investimentos SA(a)(b)	114,638	90,159
Hypera SA	9,632	77,499
JBS SA	13,330	44,142
Klabin SA	14,792	61,170
Localiza Rent a Car SA	17,114	209,282
Localiza Rent a Car SA(a)	83	1,006
Lojas Renner SA	20,984	80,448
Magazine Luiza SA(a)	68,628	51,404
Natura & Co. Holding SA	19,135	52,389
Petro Rio SA(a)	18,146	122,290
Petroleo Brasileiro SA	81,872	471,386
Raia Drogasil SA	28,248	157,738
Rede D’Or Sao Luiz SA(b)	13,060	74,654
Rumo SA	30,401	124,761
Sendas Distribuidora SA	24,295	51,480
Suzano SA	17,372	153,336
Telefonica Brasil SA	8,084	63,738
Tim SA	18,675	51,387
TOTVS SA	12,771	72,397
Ultrapar Participacoes SA	15,824	52,806
Vale SA	74,003	930,781
Vibra Energia SA	25,499	80,870
WEG SA	38,399	284,664
		5,276,419
Cayman Islands — 0.2%
JD Logistics Inc.(a)(b)	38,700	61,877
Zai Lab Ltd.(a)	22,050	71,996
		133,873
China — 60.0%
360 Security Technology Inc., Class A	9,731	19,039
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,300	19,757
3SBio Inc.(b)	43,000	43,557
AAC Technologies Holdings Inc.	22,500	46,131
Advanced Micro-Fabrication Equipment Inc., Class A(a)	1,467	35,749
AECC Aviation Power Co. Ltd., Class A	4,300	24,004
Agricultural Bank of China Ltd., Class A	103,200	51,043
Agricultural Bank of China Ltd., Class H	645,000	243,064
Aier Eye Hospital Group Co. Ltd., Class A	13,009	49,078
Security	Shares	Value

China (continued)
Air China Ltd., Class A(a)	30,100	$36,873
Akeso Inc.(a)(b)	12,000	53,484
Alibaba Group Holding Ltd.(a)	365,520	3,637,791
Alibaba Health Information Technology Ltd.(a)	120,000	71,227
Aluminum Corp. of China Ltd., Class A	21,500	16,342
Aluminum Corp. of China Ltd., Class H	86,000	38,058
Anhui Conch Cement Co. Ltd., Class A	4,300	15,140
Anhui Conch Cement Co. Ltd., Class H	21,500	57,072
Anhui Gujing Distillery Co. Ltd., Class B	4,300	70,458
ANTA Sports Products Ltd.	27,040	276,368
Autohome Inc., ADR	1,677	47,996
AVIC Industry-Finance Holdings Co. Ltd., Class A	17,299	9,383
AviChina Industry & Technology Co. Ltd., Class H	72,000	34,836
Baidu Inc., Class A(a)	49,456	759,354
Bank of Beijing Co. Ltd., Class A	30,190	20,056
Bank of Chengdu Co. Ltd., Class A	8,600	15,182
Bank of China Ltd., Class A	48,400	26,516
Bank of China Ltd., Class H	1,720,000	673,307
Bank of Communications Co. Ltd., Class A	60,200	49,486
Bank of Communications Co. Ltd., Class H	172,200	111,026
Bank of Hangzhou Co. Ltd., Class A	8,699	14,197
Bank of Jiangsu Co. Ltd., Class A	25,860	26,965
Bank of Nanjing Co. Ltd., Class A	21,500	25,499
Bank of Ningbo Co. Ltd., Class A	9,510	32,896
Bank of Shanghai Co. Ltd., Class A	30,190	26,168
Baoshan Iron & Steel Co. Ltd., Class A	38,700	31,964
BBMG Corp., Class A	17,200	5,270
BeiGene Ltd.(a)	14,686	249,628
Beijing Dabeinong Technology Group Co. Ltd., Class A	12,900	11,646
Beijing Enlight Media Co. Ltd., Class A	8,600	10,651
Beijing Enterprises Holdings Ltd.	8,500	32,837
Beijing Enterprises Water Group Ltd.	86,000	21,093
Beijing Kingsoft Office Software Inc., Class A	378	22,937
Beijing New Building Materials PLC, Class A	4,300	13,726
Bilibili Inc., Class Z(a)	4,445	69,948
BOC Aviation Ltd.(b)	4,300	31,573
BOE Technology Group Co. Ltd., Class A	64,500	36,002
Bosideng International Holdings Ltd.	86,000	35,706
BYD Co. Ltd., Class A	2,700	96,499
BYD Co. Ltd., Class H	21,500	649,246
BYD Electronic International Co. Ltd.	22,500	65,495
Caitong Securities Co. Ltd., Class A	16,320	17,143
CGN Power Co. Ltd., Class H(b)	215,000	51,672
Changchun High & New Technology Industry Group Inc., Class A	810	18,150
Changjiang Securities Co. Ltd., Class A	21,500	18,154
Chaozhou Three-Circle Group Co. Ltd., Class A	4,300	18,212
China Baoan Group Co. Ltd., Class A	8,600	14,616
China Cinda Asset Management Co. Ltd., Class H	129,000	14,328
China CITIC Bank Corp. Ltd., Class H	172,000	90,539
China Coal Energy Co. Ltd., Class H	43,000	32,512
China Communications Services Corp. Ltd., Class H	86,800	41,280
China Conch Venture Holdings Ltd.	21,500	27,008
China Construction Bank Corp., Class A	8,600	7,735
China Construction Bank Corp., Class H	2,107,370	1,348,044
China CSSC Holdings Ltd., Class A	8,600	34,799
China Eastern Airlines Corp. Ltd., Class A(a)	34,321	22,524
China Energy Engineering Corp. Ltd., Class A	51,600	17,397
China Everbright Bank Co. Ltd., Class A	68,800	30,448
China Everbright Environment Group Ltd.	86,000	33,616

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Evergrande Group(a)(c)(d)	114,000	$9,920
China Feihe Ltd.(b)	88,000	51,181
China Galaxy Securities Co. Ltd., Class H	64,500	34,765
China Gas Holdings Ltd.	61,400	69,634
China Greatwall Technology Group Co. Ltd., Class A	8,600	14,549
China Hongqiao Group Ltd.	64,500	45,775
China International Capital Corp. Ltd., Class H(b)	34,400	62,927
China Jinmao Holdings Group Ltd.	144,000	20,610
China Jushi Co. Ltd., Class A	8,673	16,608
China Lesso Group Holdings Ltd.	27,000	17,853
China Life Insurance Co. Ltd., Class A	4,393	23,051
China Life Insurance Co. Ltd., Class H	172,000	290,515
China Literature Ltd.(a)(b)	8,600	32,534
China Longyuan Power Group Corp. Ltd., Class H	86,000	96,535
China Medical System Holdings Ltd.	43,000	60,539
China Mengniu Dairy Co. Ltd.	68,000	264,292
China Merchants Bank Co. Ltd., Class A	28,200	128,008
China Merchants Bank Co. Ltd., Class H	86,456	402,033
China Merchants Port Holdings Co. Ltd.	48,000	69,629
China Merchants Securities Co. Ltd., Class A	17,250	33,705
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,781	17,451
China Minsheng Banking Corp. Ltd., Class A	43,000	23,920
China Minsheng Banking Corp. Ltd., Class H	129,000	51,050
China National Building Material Co. Ltd., Class H	86,000	48,672
China National Chemical Engineering Co. Ltd., Class A	17,200	20,663
China National Nuclear Power Co. Ltd., Class A	34,400	34,019
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,300	14,416
China Oilfield Services Ltd., Class H	44,000	44,799
China Overseas Land & Investment Ltd.	86,300	175,132
China Pacific Insurance Group Co. Ltd., Class A	12,900	50,494
China Pacific Insurance Group Co. Ltd., Class H	51,600	130,609
China Petroleum & Chemical Corp., Class A	55,900	49,936
China Petroleum & Chemical Corp., Class H	516,600	325,309
China Power International Development Ltd.	129,000	49,132
China Railway Group Ltd., Class A	30,100	33,414
China Railway Group Ltd., Class H	86,000	56,668
China Resources Beer Holdings Co. Ltd.	38,000	239,877
China Resources Cement Holdings Ltd.	88,000	32,048
China Resources Gas Group Ltd.	17,200	56,628
China Resources Land Ltd.	70,444	263,669
China Resources Mixc Lifestyle Services Ltd.(b)	17,200	78,309
China Resources Pharmaceutical Group Ltd.(b)	43,000	41,282
China Resources Power Holdings Co. Ltd.	48,200	111,286
China Ruyi Holdings Ltd.(a)(d)	172,000	38,443
China Shenhua Energy Co. Ltd., Class A	12,900	51,167
China Shenhua Energy Co. Ltd., Class H	64,500	203,905
China Southern Airlines Co. Ltd., Class A(a)	21,500	18,945
China Southern Airlines Co. Ltd., Class H(a)(d)	46,000	26,492
China State Construction Engineering Corp. Ltd., Class A	51,600	42,777
China State Construction International Holdings Ltd.	40,000	45,208
China Taiping Insurance Holdings Co. Ltd.	34,440	35,847
China Three Gorges Renewables Group Co. Ltd., Class A	51,600	39,351
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	69,219
China Tower Corp. Ltd., Class H(b)	860,000	94,455
China Traditional Chinese Medicine Holdings Co. Ltd.	86,000	41,360
China United Network Communications Ltd., Class A	52,700	36,430
China Vanke Co. Ltd., Class A	12,938	25,931
China Vanke Co. Ltd., Class H	43,001	56,802
Security	Shares	Value

China (continued)
China Yangtze Power Co. Ltd., Class A	34,456	$108,942
China Zheshang Bank Co. Ltd., Class A	25,800	10,404
Chinasoft International Ltd.	86,000	51,308
Chongqing Changan Automobile Co. Ltd., Class A	12,952	21,786
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	42,428
Chow Tai Fook Jewellery Group Ltd.	43,000	76,112
CITIC Ltd.	129,000	148,935
CITIC Securities Co. Ltd., Class A	17,375	48,938
CITIC Securities Co. Ltd., Class H	43,050	79,269
CMOC Group Ltd., Class A	12,900	9,506
CMOC Group Ltd., Class H	108,000	56,476
Contemporary Amperex Technology Co. Ltd., Class A	6,040	187,842
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	21,500	33,803
COSCO SHIPPING Holdings Co. Ltd., Class A	17,370	25,478
COSCO SHIPPING Holdings Co. Ltd., Class H	64,849	57,143
Country Garden Holdings Co. Ltd.(d)	221,046	40,733
Country Garden Services Holdings Co. Ltd.	43,000	50,127
CRRC Corp. Ltd., Class A	37,000	36,593
CRRC Corp. Ltd., Class H	114,000	70,593
CSC Financial Co. Ltd., Class A	8,600	30,664
CSPC Pharmaceutical Group Ltd.	172,160	149,992
Dali Foods Group Co. Ltd.(b)	64,500	21,514
Daqin Railway Co. Ltd., Class A	30,100	32,301
Daqo New Energy Corp., ADR(a)	1,587	57,053
DHC Software Co. Ltd., Class A	21,500	22,260
Dongfang Electric Corp. Ltd., Class A	8,600	21,743
Dongfeng Motor Group Co. Ltd., Class H	86,000	37,243
Dongxing Securities Co. Ltd., Class A	17,299	19,907
Dongyue Group Ltd.	43,000	37,605
East Money Information Co. Ltd., Class A	21,588	42,586
ENN Energy Holdings Ltd.	17,900	208,458
ENN Natural Gas Co. Ltd., Class A	8,600	23,387
Eve Energy Co. Ltd., Class A	4,300	38,706
Everbright Securities Co. Ltd., Class A	8,697	19,353
Fangda Carbon New Material Co. Ltd., Class A(a)	21,540	19,123
Far East Horizon Ltd.	4,000	3,352
First Capital Securities Co. Ltd., Class A	21,500	17,732
Flat Glass Group Co. Ltd., Class A	4,300	19,504
Focus Media Information Technology Co. Ltd., Class A	30,139	27,215
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,951	42,103
Fosun International Ltd.	43,000	28,360
Foxconn Industrial Internet Co. Ltd., Class A	17,200	43,628
Fujian Sunner Development Co. Ltd., Class A	4,300	11,442
Fuyao Glass Industry Group Co. Ltd., Class H(b)	18,000	65,553
Ganfeng Lithium Co. Ltd., Class H(b)	8,600	54,436
Ganfeng Lithium Group Co. Ltd., Class A	4,300	37,537
GCL-Poly Energy Holdings Ltd.(a)	473,000	102,717
GD Power Development Co. Ltd., Class A(a)	38,700	22,177
GDS Holdings Ltd., Class A(a)	22,932	28,039
Geely Automobile Holdings Ltd.	129,000	150,284
GEM Co. Ltd., Class A	25,899	24,296
Gemdale Corp., Class A	8,600	8,766
Genscript Biotech Corp.(a)	26,000	57,649
GF Securities Co. Ltd., Class A	8,600	18,021
GF Securities Co. Ltd., Class H	17,200	23,918
GoerTek Inc., Class A	4,300	11,101
Great Wall Motor Co. Ltd., Class A	4,300	13,649
Great Wall Motor Co. Ltd., Class H	43,000	44,196
Gree Electric Appliances Inc. of Zhuhai, Class A	4,300	19,947

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.	21,500	$20,203
Greentown Service Group Co. Ltd.	56,000	30,290
Guangdong Haid Group Co. Ltd., Class A	4,300	27,921
Guangdong Investment Ltd.	86,000	73,288
Guanghui Energy Co. Ltd., Class A	17,200	17,533
Guangzhou Automobile Group Co. Ltd., Class H	86,235	49,483
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,300	21,702
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,300	24,727
Guosen Securities Co. Ltd., Class A	17,200	22,257
Guotai Junan Securities Co. Ltd., Class A	17,200	35,753
Guoyuan Securities Co. Ltd., Class A	12,920	12,168
H World Group Ltd., ADR(a)	4,515	165,339
Haidilao International Holding Ltd.(a)(b)	22,000	46,339
Haier Smart Home Co. Ltd., Class A	8,679	26,194
Haier Smart Home Co. Ltd., Class H	51,600	147,587
Haitian International Holdings Ltd.	16,000	36,358
Haitong Securities Co. Ltd., Class A	12,900	17,051
Haitong Securities Co. Ltd., Class H	34,400	22,848
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,137
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	4,300	32,171
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	39,722
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,600	29,715
Hengan International Group Co. Ltd.	14,000	59,521
Hengli Petrochemical Co. Ltd., Class A	8,600	19,073
Hengyi Petrochemical Co. Ltd., Class A	17,230	16,232
Hesteel Co. Ltd., Class A	30,100	9,692
Huadian Power International Corp. Ltd., Class A	12,900	12,920
Huadong Medicine Co. Ltd., Class A	4,300	23,536
Hualan Biological Engineering Inc., Class A	8,650	27,348
Huaneng Power International Inc., Class A(a)	12,900	18,457
Huaneng Power International Inc., Class H(a)	86,000	55,275
Huatai Securities Co. Ltd., Class A	17,200	32,692
Huatai Securities Co. Ltd., Class H(b)	17,200	21,517
Huaxia Bank Co. Ltd., Class A	21,500	17,454
Huaxin Cement Co. Ltd., Class A	4,300	7,683
Huayu Automotive Systems Co. Ltd., Class A	8,699	21,343
Hunan Valin Steel Co. Ltd., Class A	12,900	8,813
Hundsun Technologies Inc., Class A	5,800	34,599
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(d)	8,600	50,460
Iflytek Co. Ltd., Class A	4,329	36,344
Industrial & Commercial Bank of China Ltd., Class A	77,400	52,517
Industrial & Commercial Bank of China Ltd., Class H	1,247,050	665,975
Industrial Bank Co. Ltd., Class A	25,800	60,024
Industrial Securities Co. Ltd., Class A	17,200	14,789
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	81,700	21,014
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	34,400	21,218
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,600	34,858
Inner Mongolia Yitai Coal Co. Ltd., Class B.	30,100	38,832
Innovent Biologics Inc.(a)(b)	21,500	100,868
Inspur Electronic Information Industry Co. Ltd., Class A	4,583	28,670
iQIYI Inc., ADR(a)	9,695	39,362
JA Solar Technology Co. Ltd., Class A	8,700	44,066
JD Health International Inc.(a)(b)	25,800	159,137
JD.com Inc., Class A	51,620	840,972
Jiangsu Eastern Shenghong Co. Ltd., Class A	8,600	14,069
Jiangsu Expressway Co. Ltd., Class H	38,000	36,766
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,768	56,107
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	54,805
Security	Shares	Value

China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	8,600	$17,544
Jiangxi Copper Co. Ltd., Class H	43,000	64,688
Jiumaojiu International Holdings Ltd.(b)	28,000	48,010
JOYY Inc., ADR	1,161	28,793
Kanzhun Ltd., ADR(a)	4,085	56,659
KE Holdings Inc., ADR(a)	14,663	208,801
Kingboard Holdings Ltd.	21,500	57,930
Kingboard Laminates Holdings Ltd.	21,500	19,676
Kingdee International Software Group Co. Ltd.(a)	43,000	57,164
Kingsoft Corp. Ltd.	17,400	63,257
Kuaishou Technology(a)(b)	51,600	350,147
Kunlun Energy Co. Ltd.	86,000	68,597
Kweichow Moutai Co. Ltd., Class A	1,700	389,603
LB Group Co. Ltd., Class A	8,600	18,971
Legend Biotech Corp., ADR(a)	1,290	82,779
Lenovo Group Ltd.	172,000	161,690
Lens Technology Co. Ltd., Class A	12,900	21,085
Lepu Medical Technology Beijing Co. Ltd., Class A	4,300	14,905
Li Auto Inc., Class A(a)	25,918	376,079
Li Ning Co. Ltd.	57,000	306,262
Lingyi iTech Guangdong Co., Class A(a)	30,100	26,605
Longfor Group Holdings Ltd.(b)(d)	43,000	82,808
LONGi Green Energy Technology Co. Ltd., Class A	13,048	52,814
Lufax Holding Ltd., ADR.	14,190	18,163
Luxshare Precision Industry Co. Ltd., Class A	9,102	34,923
Luzhou Laojiao Co. Ltd., Class A	2,800	80,458
Mango Excellent Media Co. Ltd., Class A	4,300	17,696
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	17,253	15,464
Meituan, Class B(a)(b)	113,160	1,588,911
Metallurgical Corp. of China Ltd., Class A	34,400	19,476
Microport Scientific Corp.(a)	17,200	29,587
MINISO Group Holding Ltd., ADR	2,365	35,948
Minth Group Ltd.	16,000	40,008
Muyuan Foods Co. Ltd., Class A	9,078	51,123
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	5,845	11,108
NARI Technology Co. Ltd., Class A	12,924	49,788
NavInfo Co. Ltd., Class A	8,608	14,195
NetEase Inc.	43,075	732,656
New China Life Insurance Co. Ltd., Class A	4,300	22,233
New China Life Insurance Co. Ltd., Class H	12,900	33,366
New Hope Liuhe Co. Ltd., Class A(a)	12,900	20,443
New Oriental Education & Technology Group Inc.(a)	34,430	130,209
Nine Dragons Paper Holdings Ltd.	43,000	23,848
Ninestar Corp., Class A	4,300	23,632
Ningbo Shanshan Co. Ltd., Class A	4,300	8,914
Ningxia Baofeng Energy Group Co. Ltd., Class A	17,200	29,363
NIO Inc., ADR(a)(d)	30,487	229,567
Nongfu Spring Co. Ltd., Class H(b)	43,000	230,548
Offshore Oil Engineering Co. Ltd., Class A	4,324	3,729
Orient Overseas International Ltd.	4,000	48,732
Orient Securities Co. Ltd., Class A	17,288	24,021
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	21,500	12,028
People’s Insurance Co. Group of China Ltd. (The), Class A	21,500	18,484
People’s Insurance Co. Group of China Ltd. (The), Class H	129,000	48,776
Perfect World Co. Ltd., Class A	4,350	11,227
PetroChina Co. Ltd., Class A	25,800	27,177

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class H	430,000	$277,947
Pharmaron Beijing Co. Ltd., Class H(b)	7,350	27,146
PICC Property & Casualty Co. Ltd., Class H	172,322	205,565
Pinduoduo Inc., ADR(a)	11,180	730,278
Ping An Bank Co. Ltd., Class A	21,500	35,084
Ping An Healthcare and Technology Co. Ltd.(a)(b)	13,500	31,228
Ping An Insurance Group Co. of China Ltd., Class A	12,900	85,198
Ping An Insurance Group Co. of China Ltd., Class H	140,000	888,466
Poly Developments and Holdings Group Co. Ltd., Class A	12,900	23,097
Pop Mart International Group Ltd.(b)(d)	8,600	18,909
Postal Savings Bank of China Co. Ltd., Class A	38,700	27,944
Postal Savings Bank of China Co. Ltd., Class H(b)	172,000	108,069
Power Construction Corp. of China Ltd., Class A	25,800	24,028
Qifu Technology Inc.	2,698	37,097
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	8,600	22,717
Rongsheng Petrochemical Co. Ltd., Class A	17,250	28,130
SAIC Motor Corp. Ltd., Class A	12,900	24,323
Sany Heavy Equipment International Holdings Co. Ltd.	43,000	56,736
Sany Heavy Industry Co. Ltd., Class A	12,953	26,736
SF Holding Co. Ltd., Class A	8,600	57,266
Shaanxi Coal Industry Co. Ltd., Class A	17,205	40,522
Shandong Gold Mining Co. Ltd., Class A	8,680	30,839
Shandong Gold Mining Co. Ltd., Class H(b)	10,750	20,520
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,340	25,986
Shandong Nanshan Aluminum Co. Ltd., Class A	47,300	20,005
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	51,600	76,191
Shanghai Baosight Software Co. Ltd., Class B	12,900	42,889
Shanghai Construction Group Co. Ltd., Class A	12,900	4,786
Shanghai Electric Group Co. Ltd., Class A(a)	43,000	29,176
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,600	37,674
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	3,927	31,473
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	25,876	15,453
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,300	14,168
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	17,200	34,279
Shanghai Pudong Development Bank Co. Ltd., Class A	38,700	39,971
Shanghai RAAS Blood Products Co. Ltd., Class A	26,200	24,738
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	8,600	8,591
Shanxi Coking Coal Energy Group Co. Ltd., Class A	12,900	17,850
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	8,652	22,737
Shanxi Meijin Energy Co. Ltd., Class A	17,200	17,324
Shanxi Securities Co. Ltd., Class A	17,660	14,440
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,900	7,219
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	69,677
Shenghe Resources Holding Co. Ltd., Class A	8,600	15,440
Shengyi Technology Co. Ltd., Class A	8,600	18,433
Shenwan Hongyuan Group Co. Ltd., Class A	55,994	37,141
Shenzhen Energy Group Co. Ltd., Class A	18,620	18,082
Shenzhen Inovance Technology Co. Ltd., Class A	4,397	36,523
Shenzhen International Holdings Ltd.(d)	43,000	34,090
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	93,033
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,900	8,624
Shenzhen Transsion Holding Co. Ltd., Class A	1,541	27,168
Shenzhou International Group Holdings Ltd.	17,200	139,275
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,300	17,348
Shimao Group Holdings Ltd.(a)(c)	17,478	2,883
Sichuan Chuantou Energy Co. Ltd., Class A	12,905	27,003
Sichuan Road & Bridge Co. Ltd., Class A	12,920	27,596
Security	Shares	Value

China (continued)
Sino Biopharmaceutical Ltd.	232,000	$110,598
Sinopec Shanghai Petrochemical Co. Ltd., Class A	17,200	7,581
Sinopharm Group Co. Ltd., Class H	34,400	112,765
Smoore International Holdings Ltd.(b)(d)	43,000	43,394
Songcheng Performance Development Co. Ltd., Class A	8,780	15,687
SooChow Securities Co. Ltd., Class A	21,552	21,762
Sunny Optical Technology Group Co. Ltd.	17,300	162,845
Sunwoda Electronic Co. Ltd., Class A	7,300	16,347
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,300	15,343
TAL Education Group, ADR(a)	9,804	53,236
TBEA Co. Ltd., Class A	8,600	27,035
TCL Technology Group Corp., Class A	40,950	22,223
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	8,600	44,890
Tencent Holdings Ltd.	137,500	5,441,468
Tencent Music Entertainment Group, ADR(a)	15,652	108,625
Tianma Microelectronics Co. Ltd., Class A(a)	12,900	17,523
Tianqi Lithium Corp., Class A(a)	4,300	43,464
Tianshui Huatian Technology Co. Ltd., Class A	21,700	29,647
Tingyi Cayman Islands Holding Corp.	46,000	68,907
Tongcheng Travel Holdings Ltd.(a)	34,400	68,669
TongFu Microelectronics Co. Ltd., Class A	8,600	29,921
Tongling Nonferrous Metals Group Co. Ltd., Class A	47,300	19,299
Tongwei Co. Ltd., Class A	8,695	41,680
Topsports International Holdings Ltd.(b)	43,000	33,412
TravelSky Technology Ltd., Class H	30,000	54,729
Trina Solar Co. Ltd., Class A	4,300	23,757
Trip.com Group Ltd.(a)	13,050	415,628
Tsingtao Brewery Co. Ltd., Class H	16,000	137,752
Uni-President China Holdings Ltd.	43,000	37,370
Unisplendour Corp. Ltd., Class A	6,780	31,092
Vipshop Holdings Ltd., ADR(a)	7,998	114,531
Walvax Biotechnology Co. Ltd., Class A	4,300	17,467
Wanhua Chemical Group Co. Ltd., Class A	5,000	57,804
Want Want China Holdings Ltd.	86,000	57,562
Weibo Corp., ADR(a)	1,548	21,626
Weichai Power Co. Ltd., Class A	10,600	17,220
Weichai Power Co. Ltd., Class H	43,100	58,518
Wens Foodstuffs Group Co. Ltd., Class A	12,940	30,596
Western Securities Co. Ltd., Class A	21,500	19,581
Will Semiconductor Co. Ltd. Shanghai, Class A	3,375	47,359
Wingtech Technology Co. Ltd., Class A	3,000	21,028
Wuhan Guide Infrared Co. Ltd., Class A	19,480	28,108
Wuliangye Yibin Co. Ltd., Class A	5,400	122,535
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,360	12,805
WuXi AppTec Co. Ltd., Class A	4,328	39,553
WuXi AppTec Co. Ltd., Class H(b)	8,687	71,451
Wuxi Biologics Cayman Inc.(a)(b)	86,000	440,301
XCMG Construction Machinery Co. Ltd., Class A	30,300	25,482
Xiamen C & D Inc., Class A	4,300	7,016
Xiaomi Corp., Class B(a)(b)	335,400	442,938
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,053	15,374
Xinyi Solar Holdings Ltd.	128,000	126,440
XPeng Inc.(a)	24,226	96,014
Xtep International Holdings Ltd.	43,000	43,221
Yadea Group Holdings Ltd.(b)	28,000	55,782
Yankuang Energy Group Co. Ltd., Class H	38,000	96,348
Yihai International Holding Ltd.	19,000	42,157
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,300	24,320

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yonyou Network Technology Co. Ltd., Class A	8,630	$24,097
Youngor Group Co. Ltd., Class A	4,300	4,151
Yuexiu Property Co. Ltd.	43,400	47,014
Yum China Holdings Inc.	9,460	534,112
Yunda Holding Co. Ltd., Class A	6,430	10,308
Yunnan Baiyao Group Co. Ltd., Class A	4,308	32,600
Yunnan Energy New Material Co. Ltd., Class A(a)	1,700	21,752
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	59,846
Zhaojin Mining Industry Co. Ltd., Class H(a)	43,000	61,234
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	17,200	15,028
Zhejiang Chint Electrics Co. Ltd., Class A	4,300	15,791
Zhejiang Dahua Technology Co. Ltd., Class A	8,600	23,994
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,300	27,947
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,300	41,667
Zhejiang Juhua Co. Ltd., Class A	8,600	15,889
Zhejiang NHU Co. Ltd., Class A	8,643	18,336
Zheshang Securities Co. Ltd., Class A	12,900	18,119
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	12,900	36,330
Zhongsheng Group Holdings Ltd.	21,500	79,350
Zhongtai Securities Co. Ltd., Class A	17,200	16,454
Zhuzhou CRRC Times Electric Co. Ltd.	12,900	54,287
Zijin Mining Group Co. Ltd., Class A	25,800	38,789
Zijin Mining Group Co. Ltd., Class H	123,000	167,299
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	21,600	19,226
ZTE Corp., Class A	4,300	21,276
ZTE Corp., Class H	17,248	52,959
ZTO Express Cayman Inc., ADR	9,417	237,685
		42,141,110
Hong Kong — 0.0%
China Renewable Energy Investment Ltd.(c)	7,709	—

India — 29.2%
ABB India Ltd.	1,290	64,280
ACC Ltd.	1,486	31,893
Adani Enterprises Ltd.	3,864	116,309
Adani Green Energy Ltd.(a)	6,966	82,067
Adani Ports & Special Economic Zone Ltd.	11,739	104,679
Adani Power Ltd.(a)	16,770	50,517
Ambuja Cements Ltd.(a)	13,502	69,003
Apollo Hospitals Enterprise Ltd.	2,322	129,585
Asian Paints Ltd.	8,385	323,053
AU Small Finance Bank Ltd.(b)	5,332	49,991
Aurobindo Pharma Ltd.	5,934	47,208
Avenue Supermarts Ltd.(a)(b)	3,655	153,064
Axis Bank Ltd.	50,865	561,339
Bajaj Auto Ltd.	1,505	82,988
Bajaj Finance Ltd.	6,063	511,318
Bajaj Finserv Ltd.	8,518	149,134
Bajaj Holdings & Investment Ltd.	602	52,826
Balkrishna Industries Ltd.	1,745	47,924
Bandhan Bank Ltd.(a)(b)	15,886	51,360
Bank of Baroda	23,220	51,803
Berger Paints India Ltd.	7,395	58,057
Bharat Electronics Ltd.	87,033	117,863
Bharat Forge Ltd.	5,619	53,649
Bharat Petroleum Corp. Ltd.	15,308	67,215
Bharti Airtel Ltd.	48,246	495,223
Britannia Industries Ltd.	2,279	128,243
Security	Shares	Value

India (continued)
CG Power and Industrial Solutions Ltd.	14,749	$70,035
Cholamandalam Investment and Finance Co. Ltd.	9,761	123,842
Cipla Ltd.	10,750	123,761
Coal India Ltd.	34,099	99,317
Colgate-Palmolive India Ltd.	1,806	34,712
Container Corp. of India Ltd.	6,106	49,465
Dabur India Ltd.	13,330	89,397
Divi’s Laboratories Ltd.	2,623	109,093
DLF Ltd.	15,222	87,253
Dr. Reddy’s Laboratories Ltd.	2,365	128,900
Eicher Motors Ltd.	3,010	133,451
GAIL India Ltd.	48,198	61,013
Godrej Consumer Products Ltd.(a)	8,514	108,829
Godrej Properties Ltd.(a)	3,053	51,239
Grasim Industries Ltd.	5,934	123,033
Havells India Ltd.	5,590	88,251
HCL Technologies Ltd.	20,941	289,305
HDFC Life Insurance Co. Ltd.(b)	21,328	152,411
Hero MotoCorp Ltd.	2,322	77,379
Hindalco Industries Ltd.	26,488	129,691
Hindustan Aeronautics Ltd.	1,730	65,180
Hindustan Petroleum Corp. Ltd.	14,620	46,081
Hindustan Unilever Ltd.	18,189	586,165
Housing Development Finance Corp. Ltd.	38,442	1,224,984
ICICI Bank Ltd.	114,983	1,314,905
ICICI Lombard General Insurance Co. Ltd.(b)	5,077	72,428
ICICI Prudential Life Insurance Co. Ltd.(b)	7,873	44,287
Indian Hotels Co. Ltd. (The)	21,371	100,549
Indian Oil Corp. Ltd.	57,749	62,785
Indian Railway Catering & Tourism Corp. Ltd.	5,848	45,843
Indraprastha Gas Ltd.	7,267	42,160
Info Edge India Ltd.	1,634	80,305
Infosys Ltd.	73,186	1,163,440
InterGlobe Aviation Ltd.(a)(b)	2,838	81,358
ITC Ltd.	67,940	365,438
Jindal Steel & Power Ltd.	8,691	54,293
JSW Steel Ltd.	13,416	112,819
Jubilant Foodworks Ltd.	8,471	49,398
Kotak Mahindra Bank Ltd.	23,268	565,222
Larsen & Toubro Infotech Ltd.(b)	2,090	125,943
Larsen & Toubro Ltd.	15,179	403,983
Lupin Ltd.	4,300	41,762
Mahindra & Mahindra Ltd.	20,167	321,121
Marico Ltd.	9,030	59,214
Maruti Suzuki India Ltd.	2,881	325,870
Max Healthcare Institute Ltd.(a)	16,967	112,683
Mphasis Ltd.	1,677	39,382
MRF Ltd.	43	50,480
Muthoot Finance Ltd.	3,225	43,441
Nestle India Ltd.	774	202,659
NTPC Ltd.	88,881	186,396
Oil & Natural Gas Corp. Ltd.	63,640	119,007
Page Industries Ltd.	129	60,404
Petronet LNG Ltd.	15,480	42,201
PI Industries Ltd.	1,892	82,668
Pidilite Industries Ltd.	3,612	113,755
Power Grid Corp. of India Ltd.	67,682	191,138
Reliance Industries Ltd.	67,037	1,998,699
Samvardhana Motherson International Ltd.	46,440	44,306
SBI Cards & Payment Services Ltd.	5,416	59,970

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
SBI Life Insurance Co. Ltd.(b)	9,718	$144,863
Shree Cement Ltd.	215	65,332
Shriram Transport Finance Co. Ltd.	5,074	85,747
Siemens Ltd.	1,892	81,107
Sona Blw Precision Forgings Ltd.(b)	2,000	13,092
SRF Ltd.	3,268	99,391
State Bank of India	39,474	276,050
Sun Pharmaceutical Industries Ltd.	21,328	251,474
Tata Consultancy Services Ltd.	20,167	800,610
Tata Consumer Products Ltd.	10,535	101,627
Tata Elxsi Ltd.	774	69,317
Tata Motors Ltd.(a)	37,066	235,403
Tata Power Co. Ltd. (The)	31,347	80,761
Tata Steel Ltd.	156,993	200,616
Tech Mahindra Ltd.	11,997	161,440
Titan Co. Ltd.	7,826	266,794
Torrent Pharmaceuticals Ltd.	2,408	53,372
Trent Ltd.	4,601	86,694
Tube Investments of India Ltd.	2,623	90,695
TVS Motor Co. Ltd.	5,246	82,501
UltraTech Cement Ltd.	2,408	228,674
United Spirits Ltd.(a)	5,848	62,359
UPL Ltd.	10,664	88,189
Varun Beverages Ltd.	5,375	109,958
Vedanta Ltd.	15,996	53,729
Wipro Ltd.	29,713	145,049
Yes Bank Ltd.(a)	296,700	58,031
Zomato Ltd.(a)	86,746	72,265
		20,548,830
Russia — 0.0%
Alrosa PJSC(a)(c)	83,790	10
Gazprom PJSC(c)	376,774	46
Inter RAO UES PJSC(c)	1,065,900	131
LUKOIL PJSC(c)	12,996	2
Magnit PJSC(a)(c)	2,131	—
Magnit PJSC, GDR(c)	4	—
MMC Norilsk Nickel PJSC(c)	1,995	—
Mobile TeleSystems PJSC(c)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(c)	41,040	5
Novatek PJSC(c)	29,170	4
Novolipetsk Steel PJSC(a)(c)	41,610	5
Ozon Holdings PLC, ADR(a)(c)	1,881	—
PhosAgro PJSC(c)	1,464	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(c)	28	—
Polymetal International PLC(a)(c)	10,488	1
Polyus PJSC(a)(c)	1,083	—
Rosneft Oil Co. PJSC(c)	37,278	5
Sberbank of Russia PJSC(c)	331,170	41
Severstal PAO(a)(c)	6,669	1
Surgutneftegas PJSC(c)	182,410	22
Tatneft PJSC(c)	41,097	5
TCS Group Holding PLC, GDR(a)(c)(e)	3,884	1
United Co. RUSAL International PJSC(a)(c)	95,760	12
VK Co. Ltd.(a)(c)	4,446	1
VTB Bank PJSC(a)(c)	153,340,001	19
X5 Retail Group NV, GDR(a)(c)	2,622	—
Security	Shares	Value

Russia (continued)
Yandex NV, Class A(a)(c)	9,690	$1
		314

Total Common Stocks — 96.9%
(Cost: $101,360,283)		68,100,546

Preferred Stocks

Brazil — 2.7%
Banco Bradesco SA, Preference Shares, NVS	120,142	367,296
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,730	36,734
Cia. Energetica de Minas Gerais, Preference Shares, NVS	31,369	72,343
Gerdau SA, Preference Shares, NVS	24,082	113,781
Itau Unibanco Holding SA, Preference Shares, NVS	106,812	554,345
Itausa SA, Preference Shares, NVS	111,061	192,205
Petroleo Brasileiro SA, Preference Shares, NVS	105,608	543,725
		1,880,429
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	193,800	24

Total Preferred Stocks — 2.7%
(Cost: $1,461,626)		1,880,453

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	2,454	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.6%
(Cost: $102,821,909)		69,980,999

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	564,197	564,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(f)(g)	160,000	160,000

Total Short-Term Securities — 1.0%
(Cost: $724,065)		724,310

Total Investments — 100.6%
(Cost: $103,545,974)		70,705,309

Liabilities in Excess of Other Assets — (0.6)%		(429,829)

Net Assets — 100.0%		$70,275,480

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$1,973,504	$—		$(1,408,718	)(a)	$251	$(727)	$564,310	564,197	$10,197	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	0	(a)	—		—	—	160,000	160,000	15,863		1
						$251	$(727)	$724,310		$26,060		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	6	06/16/23	$129	$(2,138)
MSCI Emerging Markets Index	4	06/16/23	191	307
				$(1,831)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,214,631	$59,872,798	$13,117	$68,100,546
Preferred Stocks	1,880,429	—	24	1,880,453
Rights	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$724,310	$—	$—	$724,310
	$10,819,370	$59,872,798	$13,141	$70,705,309
Derivative Financial Instruments(a)
Assets
Equity Contracts	$307	$—	$—	$307
Liabilities
Equity Contracts	—	(2,138)	—	(2,138)
	$307	$(2,138)	$—	(1,831)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company